SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) Segment shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2021 ₪ / shares	Dec. 31, 2021 USD ($)
Debt Instrument [Line Items]
Number of Operating Segments | Segment	1
Uncertain tax position, likelihood of being sustained, threshold for recognition	50.00%
Dilutive securities excluded from diluted earnings per share | shares	336,857	492,963	438,999
Remaining Performance Obligations					$ 41,055
Deferred revenues					15,338
Uncollected amounts of deferred revenue					25,717
Revenues recognized from deferred revenues	$ 3,651	$ 1,544	$ 3,481
Research and development grants recognized	$ 4,395	$ 5,645	$ 6,932
Accounting standards update, estimated increase in convertible notes					12,100
Accounting standards update, estimated reduction in additional paid in capital					13,800
Accounting standards update, estimated increase in deferred tax assets					1,400
Accounting standards update, estimated adjustments to tax effects					3,100
Accounting standards update, estimated reduction in interest expense					$ 3,100
Number of potentially dilutive shares | shares	2,100,000
Convertible senior notes [Member]
Debt Instrument [Line Items]
Dilutive securities excluded from diluted earnings per share | shares	2,055,641	2,680,965
Issuance costs of liability	$ 5,894
Issuance costs of equity components	$ 518
Effective borrowing rate of liability component					2.365%
Conversion price | ₪ / shares				₪ 74.6